UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01

Check here if Amendment [ X ]; Amendment Number:
Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TRUSTCO BANK NA
Address: 192 ERIE BLVD

         SCHENECTADY, NY 12305

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     JEFF FARBANIEC
Title:    VICE PRESIDENT
Phone:    518-381-3627
Signature, Place, and Date of Signing:

    TRUSTCO BANK NA  SCHENECTADY, NY    JULY 27, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Entry Total:  0



List of Other Included Managers:

NONE


Form 13F-HR filed August 14, 2001 was filed under the wrong CIK.
The correct CIK is #0000849261 for Trustco National Association.

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